Stock Options and Restricted Shares	12 Months Ended
Mar. 31, 2026
Stock Options and Restricted Shares [Abstract]
STOCK OPTIONS AND RESTRICTED SHARES
24.	STOCK OPTIONS AND RESTRICTED SHARES

On June 20, 2020, the Group has adopted the “2020 Stock Option and Restricted Stock Plan” (the “2020 Option Plan”). Under the 2020 Option Plan, the Company is authorized to grant options, and to issue restricted shares, for a total of 500,000 shares. The 2020 Option Plan is administered by the Compensation Committee appointed by the Board of Directors, which determines the terms of the options granted, including the exercise price, the number of common shares subject to the option and the option’s exercisability. Unless otherwise specified by the Compensation Committee, the maximum term of options granted under the 2020 Option Plan is five years. Upon the approval by the Company’s shareholders in the annual general meeting held in October 2024, the total number of shares available under the 2020 Option Plan have been increased to 1,000,000 shares.

Stock Options Issued to Directors and Key Employees

No options were granted for the years ended March 31, 2024, 2025 and 2026 under the 2020 Option Plan.

A summary of stock option activity during the years ended March 31, 2024, 2025 and 2026 is as follows:

			Weighted
		Weighted	average
	Number of	average	remaining
	stock	exercise	contractual
	options	price	life (years)
		$
Outstanding as of March 31, 2023	225,000	1.97	1.36

Exercised	(30,000)	-	-
Cancelled	-	-	-

Outstanding and exercisable as of March 31, 2024	195,000	1.97	0.36

Exercised	-	-	-
Expired	(195,000)	-	-

Outstanding and Exercisable as of March 31, 2025	-	-	-

Outstanding and Exercisable as of March31, 2026	-	-	-

As of March 31, 2025 and 2026, there are no share options exercisable.

Restricted Shares Issued to Directors and Key Employees

For the year ended March 31, 2020, 175,000 restricted shares were granted to key employees under the 2010 Option Plan. The restricted shares will vest in five years. In the event that any recipient’s employment with the Group is terminated before August 8, 2024, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share.

On January 4, 2021, the Board of Directors granted awards for a total of 15,000 restricted shares at share price $4.12 to three consultants (5,000 restricted shares to each consultant) based in Germany under the 2020 Option Plan. The number of restricted shares to be vested was based on the aggregate amount of qualified revenues brought by the consultants to the Group during the 3-year vesting period from January 4, 2021 to January 4, 2024. Subsequently, the three consultants cannot meet the qualified revenues criteria during the 3-year vesting period ended on January 4, 2024. Expenses amounted to $45 was reversed fully during the year ended March 31, 2024. Previously, $5, $20 and $20 were recognized as expenses during the years ended March 31, 2021, 2022 and 2023 respectively.

No restricted shares were granted for the years ended March 31, 2023 and 2025 under the 2020 Option Plan.

On May 1, 2025, total of 160,000 restricted shares were granted to the Board of Directors and key employees 2020 Option Plan. The restricted shares will vest in three and five years to the Board of Directors and key employees respectively. In the event that any recipient’s employment with the Group is terminated before April 30, 2028 and 2030 respectively, the Company will have the right to repurchase the restricted shares at a price of $0.01 per share. On March 1, 2026, 64,851 restricted shares were granted to LeMALe as part of consideration in 51% acquisition of Regent.

On May 13, 2023, Mr. Roland Kohl, the Chief Executive Officer of the Company, was granted 300,000 shares of restricted shares under the Group’s 2020 Option Plan. The restricted shares award granted to Mr. Roland Kohl is subject to vesting in tranches upon the Group’s achievement of certain strategic transactions within five years from the date the shares were granted, and any shares not vested by the five-year anniversary of the date of grant or upon termination of Mr. Roland Kohl’s employment with the Group shall be forfeited and reconveyed to the Group. For these restricted shares, any cash or stock dividend payable will be deemed to be restricted shares and will be retained by the Group until the unvested shares on which such dividend was paid have vested. The vesting schedule is as follows:

●	100,000 of the restricted shares shall vest upon the establishment by the Company or one of its subsidiaries of a first merger and/or acquisition project within five years of the date of grant, subject to the approval of the majority of independent board members.

●	100,000 of the restricted shares shall vest upon the establishment by the Company or one of its subsidiaries of a second merger and/or acquisition project within five years of the date of grant, subject to the approval of the majority of independent board members.

●	A total 300,000 or whatever balance of restricted shares remains up to the total of 300,000 restricted shares shall vest upon the consummation of a reverse merger, approved by the majority of the independent board members, within five years of the date of grant.

As of March 31, 2026, the Group has took over Regent that the first acquisition project is completed within five years of the date of grant. Accordingly, 100,000 (2024: 100,000) of the restricted shares shall vest and compensation expense of $121 (2025: $39) was recognized for the year ended March 31, 2026.

The restricted shares granted under the 2010 Option Plan and the 2020 Option Plan resulted in a compensation expense of $58, $61 and $60 for the years ended March 31, 2024, 2025 and 2026 respectively, which is included in selling, general and administrative expenses.

As of March 31, 2024, 2025 and 2026, there were respectively $572, $509 and $581 unrecognized compensation cost related to non-vested restricted shares granted under the 2010 Option Plan and the 2020 Option Plan. The cost was expected to be recognized over a weighted-average period of 2.73, 3.08 and 2.65 years respectively.

As of March 31, 2024, 2025 and 2026, the Company has the right to repurchase 475,000, 300,000 and 460,000 shares respectively at a price of $0.01 per share when restricted shares be forfeited and reconveyed to the Company.

A summary of restricted shares activity during the years ended March 31, 2025 and 2026 is as follows:

		Weighted
	Number of	average
	non-vested	grant date
	restricted shares	fair value
		$

Outstanding as of March 31, 2024	475,000	1.95
Vested	(175,000)	-

Outstanding as of March 31, 2025	300,000	1.94
Granted	224,851	-

Outstanding as of March 31, 2026	524,851	1.70